Balance Sheet Components - Property and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, net
Total property and equipment, gross	$ 25,525	$ 23,849
Less: Accumulated depreciation and amortization	(4,557)	(1,408)
Total property and equipment, net	20,968	22,441
Depreciation and amortization	$ 3,200	$ 1,300
Leasehold improvements
Property and Equipment, net
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Total property and equipment, gross	$ 17,618	$ 17,592
Laboratory equipment
Property and Equipment, net
Estimated Useful Life (in years)	5 years
Total property and equipment, gross	$ 5,227	3,577
Furniture and fixtures
Property and Equipment, net
Estimated Useful Life (in years)	5 years
Total property and equipment, gross	$ 1,709	1,709
Computer equipment
Property and Equipment, net
Estimated Useful Life (in years)	5 years
Total property and equipment, gross	$ 896	896
Capitalized software
Property and Equipment, net
Estimated Useful Life (in years)	3 years
Total property and equipment, gross	$ 75	$ 75